INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX
Summary of reconciliation between the tax charge to income result from applying current tax rate

	12/31/2024	12/31/2023	12/31/2022
Income before taxes	142,867,195	188,131,973	(58,439,029)
Tax rate	30%	35%	34%
Income for the year at tax rate	42,149,858	65,593,623	(20,117,755)
Permanent differences at tax rate:
Contribution SGR (Mutual Guarantee Societies)	(2,945,705)	(91,461)	(1,274,827)
Tax inflation adjustment	3,593,422	6,354,837	(14,832,821)
Income tax return	(14,956,338)	(1,009,861)	236,411
Effect of tax rate change on deferred tax	10,230,418	1,262,387	11,611,183
Non-deductible results	226,245	3,530,529	66,508
Income tax	38,297,900	75,640,054	(24,311,301)

Summary of net position of deferred tax

	12/31/2024	12/31/2023
Deferred tax assets	15,112,717	28,222,382
Deferred tax liability	(3,167,675)	(3,516,680)
Net assets by deferred tax	11,945,042	24,705,702

Deferred taxes to be recovered in more than 12 months	14,775,757	23,423,170
Deferred taxes to be recovered in 12 months	336,960	4,799,212
Subtotal – Deferred tax assets	15,112,717	28,222,382
Deferred taxes to be paid in more than 12 months	(9,740,641)	(4,885,588)
Deferred taxes to be paid in 12 months	6,572,966	1,368,908
Subtotal – Deferred tax liabilities	(3,167,675)	(3,516,680)
Total Net Assets by deferred Tax	11,945,042	24,705,702

Summary of deferred tax assets / (liabilities)

	Balance at	(Charge)/Credit	Balance at
	12/31/2023	to Income/OCI	12/31/2024
Intangible assets	(18,814,021)	16,898,603	(1,915,418)
Loan Loss Reserves	11,920,892	7,778,534	19,699,426
Property, plant and equipment	(9,241,529)	2,671,533	(6,569,996)
Foreign Currency	(688,841)	690,204	1,363
Tax Loss Carry Forward	4,856,154	(2,344,690)	2,511,464
Inflation adjustment credit	11,279,613	(11,219,368)	60,245
Provisions	10,237,495	5,845,806	16,083,301
Others	15,155,939	(33,081,282)	(17,925,343)
Total	24,705,702	(12,760,660)	11,945,042

	Balance at	(Charge)/Credit	Balance at
	12/31/2022	to Income	12/31/2023
Intangible assets	(18,807,532)	(6,489)	(18,814,021)
Loan Loss Reserves	13,230,273	(1,309,381)	11,920,892
Property, plant and equipment	(17,599,968)	8,358,439	(9,241,529)
Foreign Currency	(688,841)	—	(688,841)
Tax Loss Carry Forward	82,059,095	(77,202,941)	4,856,154
Inflation adjustment credit	19,115,833	(7,836,220)	11,279,613
Provisions	3,628,330	6,609,165	10,237,495
Others	576,590	14,579,349	15,155,939
Total	81,513,780	(56,808,078)	24,705,702

Summary of loss carryforward

	12/31/2024
Year of generation	Amount	Expiration Date	Deferred Tax Assets
2020	71,194	2025	21,358
2021	482,816	2026	144,845
2022	6,745,381	2027	2,023,614
2023	71,716	2028	21,515
2024	1,000,441	2029	300,132
Total	8,371,547		2,511,464